Earnings Per Share	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE

30.    earnings per share

Basic earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of common shares outstanding during the periods.

Diluted earnings per share represents the profits attributable to the ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

As at 31 December 2020, the Restricted Shares Awards were unvested, however, since these shares contain a nonforfeitable rights to dividends, whether paid or unpaid, they are considered as participating securities and hence included in the computation of both basic and diluted earnings per share.

At the closing of the Business Combination the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (note 17 and 33). The Warrants were not included in the calculation of the diluted earnings per shares, as the average market price of ordinary shares during the period has not exceeded the exercise price of the Warrants and therefore their effect would be antidilutive.

The following table shows the calculation of the basic and diluted earnings per share for the years ended 31 December 2020, 2019 and 2018.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2020	2019	2018
	(Restated)
Profit for the year (USD ‘000)	27,251	23,565	25,542
Less: profit attributable to the Earnout Shares (USD ‘000)	1,690	—	—
Less: profit attributable to the Restricted Shares Awards (USD ‘000)	75	—	—
Net profit available to common shareholders (USD ‘000)	25,486	23,565	25,542
Weighted average number of shares – basic and diluted	43,047,915	34,292,263	35,093,688
Basic and diluted earnings per share (USD)	0.59	0.69	0.73